Other investments (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Schedule of movements in other investments

	Loans $ million	Other investment s $ million	Total $ million
Cost less allowances or fair value
At 30 June 2023	43	28	71
Additions	18	9	27
Repayments and disposals	(17)	—	(17)
Fair value adjustment	—	(3)	(3)
Capitalised interest	5	—	5
Impairment reversed/(charged) during the year	14	(3)	11
At 30 June 2024	63	31	94
Exchange differences	1	2	3
Additions	11	6	17
Repayments and disposals	(6)	—	(6)
Capitalised interest	5	—	5
Impairment charged during the year	(63)	(9)	(72)
Provision movement	1	—	1
Transfer to associates/fair value adjustment	(1)	(2)	(3)
At 30 June 2025	11	28	39